NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
Notes payable, capitalized leases and long term debt
	June 30,	September 30,
	2018	2017

Capital Source Business Finance Group	$194,735	$365,725
Note payable to Umpqua Bank	199,935	199,935
Secured note payable to J3E2A2Z LP - related party	-	600,000
Total debt	394,670	1,165,660
Less current portion of long term debt	(394,670)	(1,165,660)
Long term debt	$-	$-

	September 30,	September 30,
	2017	2016

Capital Source Business Finance Group	$365,725	$370,404
Note payable to Umpqua Bank	199,935	199,935
Secured note payable to J3E2A2Z LP - related party	600,000	600,000
Total debt	1,165,660	1,170,339
Less current portion of long term debt	(1,165,660)	(1,170,339)
Long term debt	$-	$-